Schedule of Investments (unaudited)
January 31, 2025
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
L3Harris Technologies, Inc.	13,481	$ 2,858,107
Textron, Inc.	14,206	1,086,901
		3,945,008
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	17,381	1,974,134
Automobile Components — 0.1%
Aptiv PLC(a)(b)	15,890	991,854
Automobiles — 1.7%
Ford Motor Co.	488,861	4,927,719
General Motors Co.	136,636	6,758,016
		11,685,735
Banks — 4.2%
Citizens Financial Group, Inc.	56,667	2,695,649
East West Bancorp, Inc.	17,401	1,791,781
Fifth Third Bancorp	84,653	3,750,975
Huntington Bancshares, Inc.	179,636	3,089,739
KeyCorp	123,836	2,226,571
M&T Bank Corp.	20,663	4,158,222
Regions Financial Corp.	114,272	2,815,662
Truist Financial Corp.	165,748	7,892,920
		28,421,519
Beverages — 0.8%
Brown-Forman Corp., Class A	2,968	98,894
Brown-Forman Corp., Class B, NVS	18,447	608,935
Constellation Brands, Inc., Class A	10,835	1,958,968
Keurig Dr. Pepper, Inc.	89,878	2,885,084
		5,551,881
Biotechnology — 0.8%
Biogen, Inc.(a)	17,944	2,582,680
BioMarin Pharmaceutical, Inc.(a)	9,520	603,187
Moderna, Inc.(a)(b)	41,511	1,636,364
Summit Therapeutics, Inc.(a)	7,309	157,143
United Therapeutics Corp.(a)	1,282	450,200
		5,429,574
Broadline Retail — 0.6%
Coupang, Inc., Class A(a)	69,960	1,644,760
eBay, Inc.	34,277	2,313,012
		3,957,772
Building Products — 1.5%
Allegion PLC	3,886	515,789
Builders FirstSource, Inc.(a)(b)	14,215	2,377,885
Johnson Controls International PLC	47,492	3,704,376
Masco Corp.	16,585	1,314,859
Owens Corning	10,797	1,992,586
		9,905,495
Capital Markets — 3.2%
Ameriprise Financial, Inc.	3,767	2,046,837
Bank of New York Mellon Corp. (The)	53,569	4,603,184
Carlyle Group, Inc. (The)	26,929	1,512,333
Jefferies Financial Group, Inc.	6,783	521,545
Nasdaq, Inc.	19,339	1,592,373
Northern Trust Corp.	24,635	2,766,264
Raymond James Financial, Inc.	8,131	1,369,911
State Street Corp.	36,478	3,706,894
T Rowe Price Group, Inc.	27,555	3,221,731
		21,341,072
Security	Shares	Value
Chemicals — 3.2%
Albemarle Corp.	14,674	$ 1,235,404
Celanese Corp., Class A	8,962	636,660
CF Industries Holdings, Inc.	21,496	1,982,146
Corteva, Inc.	49,065	3,202,473
Dow, Inc.	53,013	2,070,158
DuPont de Nemours, Inc.	29,136	2,237,645
Eastman Chemical Co.	14,824	1,477,212
International Flavors & Fragrances, Inc.	31,814	2,770,681
LyondellBasell Industries NV, Class A	32,236	2,440,265
PPG Industries, Inc.	18,767	2,165,336
RPM International, Inc.	5,267	666,802
Westlake Corp.	4,296	490,904
		21,375,686
Commercial Services & Supplies — 0.2%
Veralto Corp.	14,742	1,524,175
Communications Equipment — 0.4%
F5, Inc.(a)	3,944	1,172,393
Juniper Networks, Inc.	40,110	1,398,235
		2,570,628
Construction & Engineering — 0.1%
AECOM	4,968	523,826
Consumer Finance — 2.1%
Capital One Financial Corp.	47,268	9,628,964
Discover Financial Services	12,626	2,538,963
Synchrony Financial	27,396	1,889,776
		14,057,703
Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp.	27,188	1,931,979
Dollar Tree, Inc.(a)	25,536	1,873,066
Kroger Co. (The)	84,016	5,178,746
Performance Food Group Co.(a)	7,117	642,736
Sysco Corp.	37,514	2,735,521
U.S. Foods Holding Corp.(a)	9,710	688,731
		13,050,779
Containers & Packaging — 1.9%
Amcor PLC	180,117	1,750,737
Avery Dennison Corp.	4,522	839,871
Ball Corp.	16,185	901,505
International Paper Co.	64,493	3,587,746
Packaging Corp. of America	11,129	2,366,693
Smurfit WestRock PLC(b)	62,092	3,296,464
		12,743,016
Distributors — 0.4%
Genuine Parts Co.	17,372	2,019,495
Pool Corp.	2,753	947,720
		2,967,215
Diversified Consumer Services — 0.1%
Service Corp. International	9,654	754,170
Diversified REITs — 0.2%
WP Carey, Inc.	26,961	1,507,390
Electric Utilities — 5.9%
Alliant Energy Corp.	31,560	1,858,253
American Electric Power Co., Inc.	66,103	6,501,891
Edison International	47,818	2,582,172
Entergy Corp.	52,555	4,261,159
Evergy, Inc.	28,750	1,844,887
Eversource Energy	44,288	2,554,532
Exelon Corp.	123,412	4,936,480

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
FirstEnergy Corp.	62,932	$ 2,504,694
NRG Energy, Inc.	25,949	2,658,216
PG&E Corp.	153,571	2,403,386
PPL Corp.	91,432	3,072,115
Xcel Energy, Inc.	71,281	4,790,083
		39,967,868
Electrical Equipment — 0.4%
Regal Rexnord Corp.	5,155	818,253
Rockwell Automation, Inc.	7,062	1,966,273
		2,784,526
Electronic Equipment, Instruments & Components — 2.2%
CDW Corp.	10,314	2,053,930
Corning, Inc.	44,954	2,341,204
Flex Ltd.(a)(b)	28,394	1,182,610
Jabil, Inc.	7,832	1,271,995
Keysight Technologies, Inc.(a)	14,121	2,518,480
TE Connectivity PLC	20,584	3,045,815
Teledyne Technologies, Inc.(a)	2,645	1,352,468
Trimble, Inc.(a)	8,580	643,157
Zebra Technologies Corp., Class A(a)	1,562	612,210
		15,021,869
Energy Equipment & Services — 1.8%
Baker Hughes Co., Class A	49,955	2,306,922
Halliburton Co.	110,344	2,871,151
Schlumberger NV	175,160	7,055,445
		12,233,518
Entertainment — 0.6%
Electronic Arts, Inc.	8,593	1,056,166
Warner Bros Discovery, Inc., Class A(a)	278,500	2,907,540
		3,963,706
Financial Services — 1.0%
Corpay, Inc.(a)	2,134	811,966
Equitable Holdings, Inc.	35,580	1,936,263
Fidelity National Information Services, Inc.	24,542	1,999,437
Global Payments, Inc.	20,635	2,328,660
		7,076,326
Food Products — 3.6%
Archer-Daniels-Midland Co.	59,071	3,026,207
Bunge Global SA	17,577	1,338,137
Conagra Brands, Inc.	59,013	1,527,847
General Mills, Inc.	69,120	4,156,877
Hershey Co. (The)	12,019	1,793,836
Hormel Foods Corp.	35,809	1,073,554
J M Smucker Co. (The)	13,116	1,401,969
Kellanova	32,676	2,670,610
Kraft Heinz Co. (The)	109,411	3,264,824
Lamb Weston Holdings, Inc.	11,528	690,988
McCormick & Co., Inc., NVS	12,838	991,479
The Campbell’s Co.	24,926	966,381
Tyson Foods, Inc., Class A	22,807	1,288,367
		24,191,076
Gas Utilities — 0.4%
Atmos Energy Corp.	19,277	2,747,165
Ground Transportation — 0.7%
JB Hunt Transport Services, Inc.	5,330	912,602
Norfolk Southern Corp.	13,603	3,472,846
U-Haul Holding Co.(a)(b)	471	34,322
U-Haul Holding Co., NVS(b)	6,027	390,188
		4,809,958
Security	Shares	Value
Health Care Equipment & Supplies — 1.9%
Align Technology, Inc.(a)	5,237	$ 1,147,479
Baxter International, Inc.	62,862	2,046,787
Cooper Cos., Inc. (The)(a)	5,707	551,011
GE HealthCare Technologies, Inc.	31,329	2,766,351
Hologic, Inc.(a)	28,876	2,083,115
Solventum Corp.(a)	17,174	1,271,906
Zimmer Biomet Holdings, Inc.	24,670	2,700,871
		12,567,520
Health Care Providers & Services — 3.3%
Cardinal Health, Inc.	30,156	3,729,091
Cencora, Inc.	9,112	2,316,362
Centene Corp.(a)	62,676	4,013,144
DaVita, Inc.(a)	2,421	426,580
Humana, Inc.	14,974	4,390,826
Labcorp Holdings, Inc.	10,520	2,627,896
Molina Healthcare, Inc.(a)	3,584	1,112,510
Quest Diagnostics, Inc.	13,740	2,240,994
Tenet Healthcare Corp.(a)	4,430	624,143
Universal Health Services, Inc., Class B	3,106	585,667
		22,067,213
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	9,060	881,991
Healthpeak Properties, Inc.	88,487	1,828,142
Ventas, Inc.	27,984	1,690,793
		4,400,926
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	86,438	1,444,379
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.(a)	128,455	3,554,350
Darden Restaurants, Inc.	8,785	1,715,184
Expedia Group, Inc.(a)	7,213	1,233,062
		6,502,596
Household Durables — 2.1%
DR Horton, Inc.	36,910	5,237,529
Garmin Ltd.	4,927	1,063,493
Lennar Corp., Class A	29,240	3,837,458
Lennar Corp., Class B	1,250	157,237
NVR, Inc.(a)	144	1,154,330
PulteGroup, Inc.	15,635	1,778,950
Toll Brothers, Inc.	7,771	1,055,380
		14,284,377
Household Products — 0.7%
Clorox Co. (The)	9,399	1,491,433
Kimberly-Clark Corp.	24,350	3,164,770
		4,656,203
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	88,004	968,044
Industrial REITs — 0.0%
Lineage, Inc.(b)	4,319	259,140
Insurance — 8.5%
Aflac, Inc.	62,803	6,743,786
Allstate Corp. (The)	18,614	3,580,031
American International Group, Inc.	77,495	5,708,282
Arch Capital Group Ltd.	46,405	4,318,913
Cincinnati Financial Corp.	9,762	1,337,882
Everest Group Ltd.	5,420	1,883,504
Fidelity National Financial, Inc., Class A	31,789	1,849,166
Hartford Financial Services Group, Inc. (The)	35,951	4,010,334

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Loews Corp.	23,222	$ 1,984,320
Markel Group, Inc.(a)(b)	609	1,113,727
MetLife, Inc.	72,309	6,255,452
Principal Financial Group, Inc.	29,153	2,403,665
Prudential Financial, Inc.	44,145	5,330,950
Reinsurance Group of America, Inc.	8,238	1,877,111
RenaissanceRe Holdings Ltd.	6,456	1,501,536
Travelers Cos., Inc. (The)	14,845	3,639,697
Unum Group	20,662	1,575,478
W. R. Berkley Corp.	15,164	892,098
Willis Towers Watson PLC	5,411	1,783,276
		57,789,208
IT Services — 1.1%
Akamai Technologies, Inc.(a)(b)	12,295	1,228,270
Cognizant Technology Solutions Corp., Class A	62,211	5,139,251
Twilio, Inc., Class A(a)	6,669	977,542
		7,345,063
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	14,989	2,271,133
Avantor, Inc.(a)(b)	38,998	868,875
IQVIA Holdings, Inc.(a)	9,381	1,888,958
Revvity, Inc.	7,667	967,039
Waters Corp.(a)	2,700	1,121,796
West Pharmaceutical Services, Inc.	3,330	1,137,362
		8,255,163
Machinery — 2.8%
CNH Industrial NV	113,064	1,456,264
Cummins, Inc.	9,438	3,362,287
Dover Corp.	5,341	1,087,855
Fortive Corp.	16,467	1,339,261
Otis Worldwide Corp.	18,993	1,812,312
PACCAR, Inc.	63,941	7,089,778
Pentair PLC	4,900	508,032
Snap-on, Inc.	3,817	1,355,608
Stanley Black & Decker, Inc.	11,427	1,006,376
		19,017,773
Media — 1.4%
Charter Communications, Inc., Class A(a)	12,229	4,224,997
Fox Corp., Class A, NVS	29,130	1,490,874
Fox Corp., Class B	16,792	816,091
News Corp., Class A, NVS	14,205	399,445
News Corp., Class B	4,379	138,595
Omnicom Group, Inc.	24,447	2,121,755
		9,191,757
Metals & Mining — 2.1%
Newmont Corp.	141,263	6,034,755
Nucor Corp.	29,624	3,804,610
Reliance, Inc.	6,893	1,995,524
Steel Dynamics, Inc.	18,281	2,343,624
		14,178,513
Multi-Utilities — 4.8%
Ameren Corp.	33,121	3,119,998
CenterPoint Energy, Inc.	79,279	2,582,117
CMS Energy Corp.	22,905	1,511,730
Consolidated Edison, Inc.	42,787	4,010,854
Dominion Energy, Inc.	44,391	2,467,696
DTE Energy Co.	25,532	3,060,776
NiSource, Inc.	58,331	2,175,746
Public Service Enterprise Group, Inc.	35,659	2,978,953
Security	Shares	Value
Multi-Utilities (continued)
Sempra	78,154	$ 6,481,311
WEC Energy Group, Inc.	39,099	3,880,967
		32,270,148
Office REITs — 0.2%
BXP, Inc.	19,601	1,433,617
Oil, Gas & Consumable Fuels — 9.6%
Cheniere Energy, Inc.	27,770	6,210,760
Coterra Energy, Inc.	92,383	2,560,857
Devon Energy Corp.	81,221	2,769,636
Diamondback Energy, Inc.	23,528	3,867,062
EQT Corp.	70,358	3,596,701
Expand Energy Corp.	25,035	2,543,556
Kinder Morgan, Inc.	244,485	6,718,448
Marathon Petroleum Corp.	39,865	5,808,729
Occidental Petroleum Corp.	83,284	3,885,199
ONEOK, Inc.	72,389	7,034,039
Phillips 66	51,204	6,035,415
Valero Energy Corp.	39,617	5,269,061
Williams Cos., Inc. (The)	151,053	8,372,868
		64,672,331
Passenger Airlines — 1.5%
Delta Air Lines, Inc.	51,010	3,431,443
Southwest Airlines Co.	74,170	2,277,761
United Airlines Holdings, Inc.(a)	40,716	4,309,381
		10,018,585
Personal Care Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	13,868	1,157,007
Kenvue, Inc.	215,125	4,580,012
		5,737,019
Pharmaceuticals — 0.5%
Royalty Pharma PLC, Class A	50,230	1,586,263
Viatris, Inc.	149,724	1,688,887
		3,275,150
Professional Services — 0.7%
Jacobs Solutions, Inc.	5,462	765,390
Leidos Holdings, Inc.	5,051	717,393
Paychex, Inc.	13,664	2,017,763
SS&C Technologies Holdings, Inc.	15,720	1,272,534
		4,773,080
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(a)	10,396	1,504,717
Jones Lang LaSalle, Inc.(a)	2,608	737,543
Zillow Group, Inc., Class A(a)	3,741	296,287
Zillow Group, Inc., Class C, NVS(a)	11,388	936,321
		3,474,868
Residential REITs — 1.7%
American Homes 4 Rent, Class A	16,655	576,763
AvalonBay Communities, Inc.	7,916	1,753,473
Camden Property Trust	7,037	800,177
Equity LifeStyle Properties, Inc.	8,594	562,477
Equity Residential	26,466	1,869,294
Essex Property Trust, Inc.	3,967	1,128,889
Invitation Homes, Inc.	35,867	1,117,257
Mid-America Apartment Communities, Inc.	9,542	1,455,918
Sun Communities, Inc.	8,166	1,032,999
UDR, Inc.	22,371	933,766
		11,231,013

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs — 1.9%
Kimco Realty Corp.	84,140	$ 1,888,943
Realty Income Corp.	66,790	3,649,405
Regency Centers Corp.	10,931	785,283
Simon Property Group, Inc.	38,159	6,634,324
		12,957,955
Semiconductors & Semiconductor Equipment — 0.9%
Microchip Technology, Inc.	43,154	2,343,262
ON Semiconductor Corp.(a)	35,999	1,884,188
Skyworks Solutions, Inc.	19,824	1,759,578
		5,987,028
Software — 0.8%
Gen Digital, Inc.	30,674	825,437
MicroStrategy, Inc., Class A(a)(b)	6,184	2,070,341
Zoom Communications, Inc., Class A(a)	29,737	2,585,335
		5,481,113
Specialized REITs — 3.5%
Crown Castle, Inc.	53,661	4,790,854
Digital Realty Trust, Inc.	20,242	3,316,854
Extra Space Storage, Inc.	15,051	2,317,854
Gaming & Leisure Properties, Inc.	32,691	1,581,918
Iron Mountain, Inc.	14,755	1,498,665
Millrose Properties, Inc., Class A(a)	15,245	168,610
Public Storage	11,830	3,531,018
VICI Properties, Inc.	131,395	3,911,629
Weyerhaeuser Co.	90,153	2,760,485
		23,877,887
Specialty Retail — 1.3%
Best Buy Co., Inc.	24,275	2,084,251
CarMax, Inc.(a)	11,109	951,375
Dick’s Sporting Goods, Inc.	4,532	1,087,906
Tractor Supply Co.	30,841	1,676,517
Ulta Beauty, Inc.(a)	3,140	1,294,151
Williams-Sonoma, Inc.	6,683	1,412,586
		8,506,786
Technology Hardware, Storage & Peripherals — 2.5%
Dell Technologies, Inc., Class C	23,007	2,383,525
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	161,903	$ 3,430,725
HP, Inc.	119,277	3,876,503
NetApp, Inc.	14,144	1,726,982
Seagate Technology Holdings PLC	24,951	2,404,278
Western Digital Corp.(a)	42,862	2,791,602
		16,613,615
Trading Companies & Distributors — 0.6%
Ferguson Enterprises, Inc.	10,058	1,821,705
United Rentals, Inc.	2,597	1,968,682
		3,790,387
Water Utilities — 0.2%
American Water Works Co., Inc.	10,205	1,271,951
Total Long-Term Investments — 99.9% (Cost: $566,402,092)		675,375,052
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	11,858,307	11,864,237
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	1,461,589	1,461,589
Total Short-Term Securities — 2.0% (Cost: $13,323,649)		13,325,826
Total Investments — 101.9% (Cost: $579,725,741)		688,700,878
Liabilities in Excess of Other Assets — (1.9)%		(12,702,900)
Net Assets — 100.0%		$ 675,997,978

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Mid-Cap Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,589,216	$ 6,275,822 (a)	$ —	$ (1,076)	$ 275	$ 11,864,237	11,858,307	$ 73,062 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	944,816	516,773 (a)	—	—	—	1,461,589	1,461,589	49,315	—
				$ (1,076)	$ 275	$ 13,325,826		$ 122,377	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	2	03/21/25	$ 158	$ (1,035)
S&P Mid 400 E-Mini Index	1	03/21/25	325	11,202
				$ 10,167
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Mid-Cap Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 675,206,442	$ 168,610	$ —	$ 675,375,052
Short-Term Securities
Money Market Funds	13,325,826	—	—	13,325,826
	$ 688,532,268	$ 168,610	$ —	$ 688,700,878
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 11,202	$ —	$ —	$ 11,202
Liabilities
Equity Contracts	(1,035)	—	—	(1,035)
	$ 10,167	$ —	$ —	$ 10,167

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust